Segment Information - Non-current Assets by Geographical Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Noncurrent assets	$ 1,788,668	$ 563,198
CANADA
Disclosure of operating segments [line items]
Noncurrent assets	296,794	45,917
UNITED STATES
Disclosure of operating segments [line items]
Noncurrent assets	68,496	41,660
MEXICO
Disclosure of operating segments [line items]
Noncurrent assets	79,852	4,034
ARGENTINA
Disclosure of operating segments [line items]
Noncurrent assets	58,493	51,627
BRAZIL
Disclosure of operating segments [line items]
Noncurrent assets	186,740	177,640
ECUADOR
Disclosure of operating segments [line items]
Noncurrent assets	27,259	29,675
FRENCH GUIANA
Disclosure of operating segments [line items]
Noncurrent assets	5,160	5,160
PERU
Disclosure of operating segments [line items]
Noncurrent assets	338,042
CHILE
Disclosure of operating segments [line items]
Noncurrent assets	83,482	2,460
SOUTH AFRICA
Disclosure of operating segments [line items]
Noncurrent assets	294,707	2,745
BURKINA FASO
Disclosure of operating segments [line items]
Noncurrent assets	35,927	38,565
TURKEY
Disclosure of operating segments [line items]
Noncurrent assets	210,888	72,917
MONGOLIA
Disclosure of operating segments [line items]
Noncurrent assets	35,995	57,271
FIJI
Disclosure of operating segments [line items]
Noncurrent assets	14,886	27,590
AUSTRALIA
Disclosure of operating segments [line items]
Noncurrent assets	16,982	3,220
OTHER
Disclosure of operating segments [line items]
Noncurrent assets	298	$ 2,717
Cote DIvoire [Member]
Disclosure of operating segments [line items]
Noncurrent assets	$ 34,667